NOTE 14 - Convertible loan: Fair Value Measurements, Recurring and Nonrecurring (Details)	Dec. 31, 2024	Dec. 31, 2023
Convertible Loan A
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.00%	4.66%
Expected volatility	0.00%	50.00%
Expected dividend yield	0.00%	0.00%
Convertible Loan B
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.00%	4.17%
Expected volatility	0.00%	50.00%
Convertible Loan C
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.00%	4.66%
Expected volatility	0.00%	50.00%
Expected dividend yield	0.00%	0.00%